Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016	Oct. 03, 2015
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	21.00%		24.50%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount			$ 2,200	$ 2,100
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount			$ 400	400
Valuation allowance				1,437	$ 1,705
Gross unrecognized tax benefits that would reduce income tax expense and effective tax rate, if recognized				469	444	$ 469
Accrued interest and penalties related to unrecognized tax benefits				181	234	221
Additional accrued interest related to unrecognized tax benefits				47	43	22
Reductions in accrued interest as a result of audit settlements and other prior-year adjustments				100	30	32
Unrecognized tax benefits, reasonably possible reduction due to payments for or resolution of open tax matters				21
Unrecognized Tax Benefits, Period Increase (Decrease)		$ 100
Adjustments to Income Tax Expense, Income Tax Benefit from Share-based Compensation				52	125
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation						207
Unrecognized Tax Benefits		$ 700		648	832	$ 844	$ 912
International Theme Parks
Income Taxes [Line Items]
Valuation allowance				1,100	1,300
Loss from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest				$ 200	$ 200
Tax Credit Carryforward, Description					indefinite carryforward period in France and Hong Kong and a five-year carryforward period in China
Scenario, Plan
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		24.50%		21.00%
Cash and Cash Equivalents
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent		15.50%		15.50%
Residual Earnings
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent		8.00%		8.00%
Minimum | Scenario, Plan
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent		13.00%		13.00%
Maximum | Scenario, Plan
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent		16.00%		16.00%
Accounting Standards Update 2016-16 [Member]
Income Taxes [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		$ 100
CHINA | International Theme Parks
Income Taxes [Line Items]
Tax Credit Carryforward, Period				5 years